Related party transactions	12 Months Ended
Dec. 31, 2019
Related party transactions
Related party transactions

21    Related party transactions

Key management includes the Company’s directors and senior management team. The remuneration of directors and the senior management team was as follows:

	2019	2018
	$	$

Salaries and employee benefits	1,325,004	1,746,024
Termination benefits	—	114,750
Directors’ fees	136,875	113,132
Share-based compensation	1,204,533	959,234
	2,666,412	2,933,140

Executive employment agreements allow for additional payments in the event of a liquidity event, or if the executive is terminated without cause.